Loans and Leases - Summary of Collateral-Dependent Loans Held for Investment by Collateral Type (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Real Estate
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Assets received as collateral	$ 32,555	$ 33,544
Real Estate | Multi-Family
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Loans and leases receivable, collateral for secured borrowings	6,840	7,525
Real Estate | Commercial Real Estate
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Loans and leases receivable, collateral for secured borrowings	25,386	25,462
Real Estate | One-to-Four Family
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Loans and leases receivable, collateral for secured borrowings	329	557
Other
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Loans and leases receivable, collateral for secured borrowings	16,769
Assets received as collateral		26,487
Other | Commercial and Industrial
Disclosure Of Summary Of Collateral Dependent Loans Held For Investment By Collateral Type [Line Items]
Loans and leases receivable, collateral for secured borrowings	$ 16,769	$ 26,487